Employee benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023	December 31, 2022
NET LIABILITY AT BEGINNING OF PERIOD	(1,669)	(1,635)	(6,839)
Recognized in profit or loss	329	140	2,594
Recognized in other comprehensive income	200	(116)	942
Foreign currency translation differences	80	(57)	184
Reclassification equity-settled LTIPs	—	—	1,484
NET LIABILITY AT END OF PERIOD	(1,060)	(1,669)	(1,635)

Present value of funded obligation	(5,488)	(5,330)	(4,595)
Fair value of plan assets	5,315	5,173	4,434
	(173)	(157)	(161)
Present value of unfunded obligations	(887)	(1,512)	(1,474)
NET LIABILITY	(1,060)	(1,669)	(1,635)

Amounts in the balance sheet:
Liabilities	(1,060)	(1,669)	(1,635)
Assets	—	—	—
NET LIABILITY	(1,060)	(1,669)	(1,635)

Liability for defined benefit obligations

The Group makes contributions to three defined benefit plans that provide pension benefits for employees upon retirement. One plan - the Belgian plan - is fully insured through an insurance company. The second and third - French and Greek plans - are uninsured and unfunded. Following the sale of Euronav Ship Management Hellas in 2024 (see Note 25), the Greek defined benefit plan is no longer included. At December 31, 2022, the unfunded obligations related to LTIP 2020 and LTIP 2021 were reclassified to equity because these obligations are equity-settled incentive plans (see Note 24).

The Group expects to contribute the following amount to its defined benefit pension plans in 2025: $53,191.
The valuation used for the defined contribution plans is the Projected Unit Credit Cost as prescribed by IAS 19 R.

The Group expects to contribute the following amount to its defined contribution pension plans in 2025: $321,615.